Investment (Details) $ in Millions, $ in Millions	Dec. 31, 2023 USD ($)	[1]	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)
Investments
Total investments	$ 1,582		$ 26,728	$ 51
Fixed interest rate
Investments
Total investments			26,728	51
Corporate Debt Securities | Fixed interest rate
Investments
Acquisition cost			0	21
Accrued interest			0	30
Deposits | Fixed interest rate
Investments
Acquisition cost			26,354	0
Accrued interest			$ 374	$ 0

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3